Description Of Business Related Parties (Table) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Oct. 09, 2013 Navios Holdings	Oct. 09, 2013 Navios Partners	Dec. 31, 2013 Navios Acquisition	Oct. 09, 2013 Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership in Navios Europe		47.50%	47.50%		5.00%
Percentage of voting stock of Navios Holdings in Navios Acquisition	45.00%			47.80%